SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

Shares issued for conversion of convertible debt

On January 4, 2016, pursuant to a conversion notice, $20,995 of principal and interest was converted at $0.0143 into 1,468,187 shares of common stock (See Note 5).

On January 4, 2016, pursuant to a conversion notice, $54,375 of principal was converted at $0.02156 into 2,522,032 shares of common stock (See Note 5).

On January 6, 2016, pursuant to a conversion notice, $40,000 of principal was converted at $0.02068 into 1,934,236 shares of common stock (See Note 5).

On January 6, 2016, pursuant to a conversion notice, $21,004 of principal and interest was converted at $0.014135 into 1,485,946 shares of common stock (See Note 5).

On January 8, 2016, pursuant to a conversion notice, $40,000 of principal was converted at $0.02008 into 1,992,032 shares of common stock (See Note 5).

On January 8, 2016, pursuant to a conversion notice, $10,506 of principal and interest was converted at $0.0113805 into 761,050 shares of common stock (See Note 5).

On January 11, 2016, pursuant to a conversion notice, $10,513 of principal and interest was converted at $0.01375 into 764,573 shares of common stock (See Note 5).

On January 12, 2016, pursuant to a conversion notice, $10,515 of principal and interest was converted at $0.012705 into 827,632 shares of common stock (See Note 5).

On January 13, 2016, pursuant to a conversion notice, $17,650 of principal was converted at $0.01864 into 946,889 shares of common stock (See Note 5).

On January 13, 2016, pursuant to a conversion notice, $10,517 of principal and interest was converted at $0.011825 into 889,409 shares of common stock (See Note 5).

On January 13, 2016, pursuant to a conversion notice, $20,820 of principal and interest was converted at $0.01056 into 1,971,565 shares of common stock (See Note 5).

On January 14, 2016, pursuant to a conversion notice, $82,350 of principal was converted at $0.0168 into 4,901,786 shares of common stock (See Note 5).

On January 19, 2016, pursuant to a conversion notice, $10,423 of principal and interest was converted at $0.009955 into 1,047,013 shares of common stock (See Note 5).

On January 20, 2016, pursuant to a conversion notice, $5,108 of principal and interest was converted at $0.009955 into 513,158 shares of common stock (See Note 5).

On January 21, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $0.01488 into 1,680,108 shares of common stock (See Note 5).

On January 21, 2016, pursuant to a conversion notice, $12,513 of principal and interest was converted at $0.009955 into 1,256,944 shares of common stock (See Note 5).

On January 25, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $0.01492 into 1,675,604 shares of common stock (See Note 5).

On January 25, 2016, pursuant to a conversion notice, $13,567 of principal and interest was converted at $0.009955 into 1,362,834 shares of common stock (See Note 5).

On January 27, 2016, pursuant to a conversion notice, $15,661 of principal and interest was converted at $0.009955 into 1,573,161 shares of common stock (See Note 5).

On January 29, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $0.015080 into 1,657,825 shares of common stock (See Note 5).

On February 1, 2016, pursuant to a conversion notice, $16,722 of principal and interest was converted at $0.009955 into 1,679,800 shares of common stock (See Note 5).

On February 3, 2016, pursuant to a conversion notice, $20,000 of principal was converted at $0.0148 into 1,351,352 shares of common stock (See Note 5).

On February 3, 2016, pursuant to a conversion notice, $10,456 of principal and interest was converted at $0.009405 into 1,111,737 shares of common stock (See Note 5).

On February 4, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $0.0142 into 1,760,564 shares of common stock (See Note 5).

On February 4, 2016, pursuant to a conversion notice, $26,145 of principal and interest was converted at $0.009405 into 2,779,927 shares of common stock (See Note 5).

Shares issued for services

On December 30, 2015, the Company entered into an agreement, effective on January 1, 2016, with a consultant to provide services over a six month period. The Company agreed to issue the consultant 2,250,000 shares of common stock. The Company valued the 2,250,000 shares based on the market price on the effective date of the agreement of $0.0279 and will amortize the $62,775 over the six month term of the agreement. On January 4, 2016, the Company issued 375,000 shares of common stock related to this agreement.

On December 31, 2015, the Company entered into an agreement, effective on January 1, 2016, with a law firm to provide legal services. The Company agreed to issue the law firm 1,600,000 shares of common stock. The Company valued the 1,600,000 shares based on the market price on the effective date of the agreement of $0.0279 and will expense the $44,640. On January 4, 2016, the Company issued 1,600,000 shares of common stock related to this agreement.

On January 4, 2016, the Company issued 1,000,000 shares of common stock to a consultant related to the agreement dated on December 30, 2015 as noted in Note 6.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to June 30, 2015, the Company received payment of the Secured Investor Note of $220,000 less OID of $20,000, that was issued on June 4, 2015. The Company received interest proceeds of $1,997 from the Secured Investor Note resulting in net cash proceeds of $201,997 received by the Company. The Secured Investor Note is convertible, at the option of the lender, to common stock of the Company at any time after the effective date at a price of $0.07 per share (See Note 6).

On July 14, 2015, the Company received payment of three Note Receivables of $352,500, that offset three of the Back-End Notes that were issued on May 19, 2015. Proceeds from the Note Receivables of $17,690 were paid directly to legal fees resulting in net cash proceeds of $334,810 received by the Company. As a result, these Back-End Notes are now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received (See Note 6).

On July 15, 2015, the Company paid cash of $137,915 as payment in full of a convertible promissory note dated March 12, 2015. The repayment amount included principal of $104,000, accrued interest of $2,872 and a prepayment penalty of $31,043 (See Note 6).

On August 14, 2015, pursuant to a conversion notice, $20,500 of principal and interest was converted at $0.02365 into 866,796 shares of common stock (See Note 6).

On August 14, 2015, pursuant to a conversion notice, $20,802 of principal and interest was converted at $0.02365 into 879,585 shares of common stock (See Note 6).

On August 26, 2015, pursuant to a conversion notice, $26,068 of principal and interest was converted at $0.018425 into 1,414,843 shares of common stock (See Note 6).

On August 26, 2015, the Company issued 560,000 shares of common stock to a consultant. The Company valued the 560,000 shares based on the market price on the issuance date of $0.04.

On September 1, 2015, pursuant to a conversion notice, $25,723 of principal and interest was converted at $0.018425 into 1,396,108 shares of common stock (See Note 6).

On September 4, 2015, pursuant to a conversion notice, $15,648 of principal and interest was converted at $0.018425 into 849,263 shares of common stock (See Note 6).

On September 8, 2015, the Company issued 600,000 shares of common stock to a member of the Company’s Scientific Advisory Board. The Company valued the 600,000 shares based on the market price on the issuance date of $0.0369.

On September 16, 2015, pursuant to a conversion notice, $15,687 of principal and interest was converted at $0.018975 into 826,726 shares of common stock (See Note 6).

On September 18, 2015, pursuant to a conversion notice, $15,694 of principal and interest was converted at $0.017875 into 877,969 shares of common stock (See Note 6).

On September 22, 2015, pursuant to a conversion notice, $15,638 of principal and interest was converted at $0.01716 into 911,294 shares of common stock (See Note 6).

On September 24, 2015, (the “Issuance Date”), the Company entered into a Promissory Note with a Lender whereby the Lender loaned the Company $1,200,000 in exchange for the issuance of a Promissory Note (the “Note”). The Company issued a note with a principal amount of $1,200,000 to the Lender. The debenture has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Note; or (ii) June 24, 2016. On its face, the Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion. In connection with the Note, the Company entered into a Security Agreement dated September 24, 2015 with the Lender whereby the Company agreed to grant to Lender an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Note, provided, however that in the event the Lender does not proceed with a subsequent financing, any and all security interests shall be removed.